Document and Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	Sep. 30, 2017
Registrant Name	M3Sixty Funds Trust
Central Index Key	0001643838
Amendment Flag	false
Document Creation Date	May 07, 2018
Document Effective Date	May 07, 2018
Prospectus Date	May 07, 2018
Cognios Market Neutral Large Cap Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	COGMX
Cognios Market Neutral Large Cap Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	COGIX